THE JPM PIERPONT FUNDS
JPM SERIES TRUST
Supplement dated July 30, 1997, as applicable to the following Prospectuses:

The JPM Pierpont Funds dated 2/28/97, as supplemented 7/29/97
The JPM Pierpont Money Market Fund dated 2/28/97, as supplemented 7/29/97
The JPM Pierpont Federal Money Market Fund dated 2/28/97, as supplemented
7/29/97
The JPM Pierpont Tax Exempt Money Market Fund dated 12/27/96, as supplemented 7/29/97
The JPM Pierpont Short Term Bond Fund dated 2/28/97, as supplemented 7/29/97 The JPM Pierpont Bond Fund dated 2/28/97, as supplemented 7/29/97
The JPM Pierpont Tax Exempt Bond Fund dated 12/27/96, as supplemented 7/29/97 The JPM Pierpont New York Total Return Bond Fund dated 7/14/97
The JPM Pierpont Diversified Fund dated 9/27/96, as supplemented 7/29/97
The JPM Pierpont Equity Fund dated 9/27/96, as supplemented 7/29/97
The JPM Pierpont Capital Appreciation Fund dated 9/27/96, as supplemented
7/29/97
The JPM Pierpont International Equity Fund dated 2/28/97, as supplemented
7/29/97
The JPM Pierpont Emerging Markets Equity Fund dated 2/28/97, as supplemented 7/29/97
The JPM Pierpont European Equity Fund dated 4/30/97
The JPM Pierpont Japan Equity Fund dated 4/30/97
The JPM Pierpont Asia Growth Fund dated 4/30/97
The JPM Pierpont International Opportunities Fund dated 12/27/96
The JPM Pierpont Emerging Markets Debt Fund dated 3/6/97
The JPM Pierpont U.S. Small Company Opportunities Fund dated 5/27/97
JPM Pierpont Shares: California Bond Fund dated 6/25/97
JPM Pierpont Shares: Tax Aware U.S. Equity Fund dated 6/25/97
JPM Pierpont Shares: Tax Aware Disciplined Equity Fund dated 6/25/97

Effective July 31, 1997, the required minimum initial investment in each Fund is $2,500. The minimum subsequent investment is $500.

Please refer to "Purchase of Shares" for more information.

minimum-977


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[Not a part of the Prospectus]


                                                                       [Logo]

         July 30, 1997



[Logo]   Dear JPM Pierpont Investor:

         On the reverse side, you will find a prospectus supplement that explains some important information about the JPM Pierpont Funds: the initial and subsequent investment amounts have been reduced. We're writing to let you know that these changes should provide additional flexibility for your investment program and enable you and other shareholders to take full advantage of the range of JPM Pierpont Funds. Please keep this supplement with your prospectus and call your Morgan representative or J.P. Morgan Funds Services toll-free at 1-800-521-5411 if you have any questions. We will be happy to help you.


         Sincerely,


         /s/Ramon de Oliveira                    /s/Keith M. Schappert
         Ramon de Oliveira                       Keith M. Schappert
         Chairman                                President
         Asset Management Services               Asset Management Services
         J.P. Morgan & Co. Incorporated          J.P. Morgan & Co. Incorporated



         Shares of The JPM Pierpont Funds and JPM Series Trust are distributed by Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109.